Average Annual Total Returns - Master Loan Fund	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	J.P. Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	J.P. Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	J.P. Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Oct. 31, 2007	2.08%	3.56%	5.21%	2.08%	3.56%	5.21%	1.23%	2.76%	4.17%	8.64%	4.79%	5.32%	8.17%	4.54%	5.18%